Note 6 - Software Development Costs (Details Textual) - USD ($)		3 Months Ended	12 Months Ended
	Sep. 03, 2015	Dec. 24, 2016	Mar. 31, 2018	Mar. 25, 2017
Capitalized Software Development Costs for Software Sold to Customers			$ 0	$ 733,000
Costs of Capitalized Software, Amortization Period		3 years
Capitalized Computer Software, Amortization			$ 733,000
OLS Technology [Member]
Research and Development Expense, Software (Excluding Acquired in Process Cost)	$ 1,200,000
Royalties Percentage	7.00%